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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive               Ellicott City, Maryland                 21042

                (Address of principal executive offices)                           (Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2010

Date of reporting period:       September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments
September 30, 2009 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 43.0%
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc.	35,000	$960,400

Hotels, Restaurants & Leisure - 8.7%
Brinker International, Inc.	350,000	5,505,500
Cheesecake Factory, Inc. (The) (a)	2,000,000	37,040,000
Chipotle Mexican Grill, Inc. - Class A (a)	750,000	72,787,500
Darden Restaurants, Inc.	1,500,000	51,195,000
Panera Bread Co. - Class A (a)	2,500,000	137,500,000
PF Chang's China Bistro, Inc. (a)	400,000	13,588,000
Royal Caribbean Cruises Ltd. (a)	1,750,000	42,140,000
Sonic Corp. (a)	200,000	2,212,000
Starbucks Corp. (a)	4,650,000	96,022,500
		457,990,500
Household Durables - 1.1%
Tupperware Brands Corp.	640,000	25,548,800
Whirlpool Corp.	500,000	34,980,000
		60,528,800
Internet & Catalog Retail - 5.3%
Amazon.com, Inc. (a)	1,500,000	140,040,000
Netflix, Inc. (a)	3,000,000	138,510,000
		278,550,000
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	1,000,000	27,750,000
Mattel, Inc.	2,000,000	36,920,000
		64,670,000
Media - 2.0%
ComCast Corp. - Class A	1,050,000	17,734,500
DreamWorks Animation SKG, Inc. - Class A (a)	1,500,000	53,355,000
Meredith Corp.	650,000	19,461,000
Walt Disney Co. (The)	500,000	13,730,000
		104,280,500
Multiline Retail - 7.2%
Dollar Tree, Inc. (a)	1,000,000	48,680,000
Kohl's Corp. (a)	2,500,000	142,625,000
Nordstrom, Inc.	1,500,000	45,810,000
Target Corp.	3,000,000	140,040,000
		377,155,000

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 43.0% (Continued)
Specialty Retail - 12.6%
Aéropostale, Inc. (a)	4,000,000	$173,880,000
American Eagle Outfitters, Inc.	2,000,000	33,720,000
Bed Bath & Beyond, Inc. (a)	2,000,000	75,080,000
Best Buy Co., Inc.	4,000,000	150,080,000
Home Depot, Inc. (The)	3,000,000	79,920,000
Limited Brands, Inc.	2,477,000	42,084,230
PetSmart, Inc.	750,000	16,312,500
Ross Stores, Inc.	1,000,000	47,770,000
Staples, Inc.	1,000,000	23,220,000
Tiffany & Co.	500,000	19,265,000
		661,331,730
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	1,500,000	49,380,000
Fossil, Inc. (a)	500,000	14,225,000
NIKE, Inc. - Class B	2,000,000	129,400,000
Polo Ralph Lauren Corp.	300,000	22,986,000
Under Armour, Inc. - Class A (a)	1,550,000	43,136,500
		259,127,500
Consumer Staples - 3.8%
Food & Staples Retailing - 2.8%
Walgreen Co.	3,000,000	112,410,000
Wal-Mart Stores, Inc.	750,000	36,817,500
		149,227,500
Food Products - 0.1%
Bunge Ltd.	82,000	5,134,020

Household Products - 0.9%
Clorox Co. (The)	500,000	29,410,000
Energizer Holdings, Inc. (a)	250,000	16,585,000
		45,995,000
Financials - 0.5%
Insurance - 0.5%
Berkshire Hathaway, Inc. - Class A (a)	250	25,250,000

Health Care - 15.2%
Biotechnology - 2.0%
Amgen, Inc. (a)	1,500,000	90,345,000
Martek Biosciences Corp. (a)	800,000	18,072,000
		108,417,000

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 15.2% (Continued)
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	70,000	$9,706,900
Align Technology, Inc. (a)	1,000,000	14,220,000
ArthroCare Corp. (a)	1,060,000	21,613,400
IDEXX Laboratories, Inc. (a)	500,000	25,000,000
Medtronic, Inc.	400,000	14,720,000
		85,260,300
Health Care Providers & Services - 3.5%
Humana, Inc. (a)	3,000,000	111,900,000
LifePoint Hospitals, Inc. (a)	950,000	25,707,000
Quest Diagnostics, Inc.	175,000	9,133,250
UnitedHealth Group, Inc.	1,500,000	37,560,000
		184,300,250
Life Sciences Tools & Services - 1.1%
Waters Corp. (a)	1,000,000	55,860,000

Pharmaceuticals - 7.0%
AstraZeneca plc - ADR	4,000,000	179,800,000
Eli Lilly & Co.	300,000	9,909,000
Forest Laboratories, Inc. (a)	150,000	4,416,000
Johnson & Johnson	2,000,000	121,780,000
Novartis AG - ADR	250,000	12,595,000
Pfizer, Inc.	1,500,000	24,825,000
Shire plc - ADR	183,000	9,569,070
ViroPharma, Inc. (a)	500,000	4,810,000
		367,704,070
Industrials - 4.3%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	500,000	18,575,000

Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	250,000	9,002,500
Cintas Corp.	1,000,000	30,310,000
		39,312,500
Electrical Equipment - 1.6%
Cooper Industries Ltd. - Class A	1,000,000	37,570,000
SunPower Corp. - Class A (a)	1,500,000	44,835,000
Thomas & Betts Corp. (a)	125,000	3,760,000
		86,165,000

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 4.3% (Continued)
Industrial Conglomerates - 0.4%
3M Co.	250,000	$18,450,000

Machinery - 1.2%
Caterpillar, Inc.	500,000	25,665,000
Timken Co.	1,500,000	35,145,000
		60,810,000
Information Technology - 32.7%
Communications Equipment - 10.1%
ADTRAN, Inc.	2,000,000	49,100,000
Cisco Systems, Inc. (a)	7,500,000	176,550,000
CommScope, Inc. (a)	450,000	13,468,500
EchoStar Corp. - Class A (a)	180,000	3,322,800
Juniper Networks, Inc. (a)	1,000,000	27,020,000
Plantronics, Inc.	1,000,000	26,810,000
QUALCOMM, Inc.	1,500,000	67,470,000
Research In Motion Ltd. (a)	2,500,000	168,875,000
		532,616,300
Computers & Peripherals - 5.9%
Dell, Inc. (a)	1,500,000	22,890,000
International Business Machines Corp.	400,000	47,844,000
NetApp, Inc. (a)	3,750,000	100,050,000
QLogic Corp. (a)	4,000,000	68,800,000
Synaptics, Inc. (a)	1,375,000	34,650,000
Western Digital Corp. (a)	1,000,000	36,530,000
		310,764,000
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	1,000,000	15,310,000
FUJIFILM Holdings Corp. - ADR	49,400	1,472,120
		16,782,120
Internet Software & Services - 2.0%
Digital River, Inc. (a)	500,000	20,160,000
eBay, Inc. (a)	3,500,000	82,635,000
		102,795,000
IT Services - 1.4%
Computer Sciences Corp. (a)	1,250,000	65,887,500
Paychex, Inc.	250,000	7,262,500
		73,150,000
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	1,500,000	30,765,000

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Information Technology - 32.7% (Continued)
Semiconductors & Semiconductor Equipment - 4.6% (Continued)
Broadcom Corp. - Class A (a)	2,500,000	$76,725,000
Cabot Microelectronics Corp. (a)	291,800	10,172,148
Intel Corp.	4,000,000	78,280,000
Semtech Corp. (a)	1,500,000	25,515,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	757,548	8,302,726
Xilinx, Inc.	500,000	11,710,000
		241,469,874
Software - 8.4%
Adobe Systems, Inc. (a)	3,250,000	107,380,000
Autodesk, Inc. (a)	1,500,000	35,700,000
Check Point Software Technologies Ltd. (a)	1,250,000	35,437,500
FactSet Research Systems, Inc.	1,080,000	71,539,200
Microsoft Corp.	3,000,000	77,670,000
Oracle Corp.	5,500,000	114,620,000
		442,346,700
Materials - 0.3%
Chemicals - 0.1%
BASF SE - ADR	76,800	4,070,400

Metals & Mining - 0.2%
Steel Dynamics, Inc.	750,000	11,505,000

Total Common Stocks (Cost $4,384,330,173)		$5,250,554,464

PUT OPTION CONTRACTS - 1.4%	Contracts	Value
Nasdaq 100 Index Option, 10/17/2009 at $1,700	3,000	$7,953,000
Russell 2000 Index Option, 12/19/2009 at $450	8,000	2,696,000
S&P 500 Index Option, 10/17/2009 at $1,030	16,000	18,160,000
S&P 500 Index Option, 10/17/2009 at $1,060	20,000	44,280,000
Total Put Option Contracts (Cost $95,443,818)		$73,089,000

Total Investments at Value - 101.2% (Cost $4,479,773,991)		$5,323,643,464

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 15.6%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	604,630,790	$604,630,790
First American Treasury Obligations Fund - Class Y, 0.00% (b)	215,561,541	215,561,541
Total Money Market Funds (Cost $820,192,331)		$820,192,331

Total Investments and Money Market Funds at Value - 116.8% (Cost $5,299,966,322)		$6,143,835,795

Liabilities in Excess of Other Assets - (16.8%)		(882,022,262)

Net Assets - 100.0%		$5,261,813,533

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC GROWTH FUND
Schedule of Open Written Option Contracts
September 30, 2009 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/19/2009 at $1,250	3,000	$140,817,000	$117,133,788
Russell 2000 Index Option,
12/19/2009 at $450	8,000	124,344,000	106,388,768
S&P 500 Index Option,
12/19/2009 at $800	20,000	508,460,000	456,371,920
S&P 500 Index Option,
12/19/2009 at $900	16,000	257,024,000	225,596,576
Total Written Option Contracts		$1,030,645,000	$905,491,052

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
Schedule of Investments
September 30, 2009 (Unaudited)

COMMON STOCKS - 4.4%	Shares	Value
Materials - 1.1%
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd.	25,000	$1,696,250
AngloGold Ashanti Ltd. - ADR	50,000	2,038,000
Barrick Gold Corp.	50,000	1,895,000
Compania de Minas Buenaventura S.A. - ADR	50,000	1,760,500
Goldcorp, Inc.	50,000	2,018,500
Harmony Gold Mining Co. Ltd. - ADR	10,000	109,400
Newmont Mining Corp.	50,000	2,201,000
Randgold Resources Ltd. - ADR	25,000	1,747,000
Stillwater Mining Co. (a)	10,000	67,200
		13,532,850
Utilities - 3.3%
Electric Utilities - 1.5%
DPL, Inc.	300,000	7,830,000
Pepco Holdings, Inc.	300,000	4,464,000
Pinnacle West Capital Corp.	200,000	6,564,000
		18,858,000
Multi-Utilities - 1.8%
Alliant Energy Corp.	100,000	2,785,000
Ameren Corp.	200,000	5,056,000
Consolidated Edison, Inc.	65,000	2,661,100
DTE Energy Co.	200,000	7,028,000
SCANA Corp.	141,200	4,927,880
		22,457,980

Total Common Stocks (Cost $52,969,904)		$54,848,830

U.S. TREASURY OBLIGATIONS - 63.2%	Par Value	Value
U.S. Treasury Bills - 4.1%
2.625%, due 05/31/2010	$50,000,000	$50,793,000

U.S. Treasury Bonds - 2.1%
4.25%, due 05/15/2039	25,000,000	25,871,100

HUSSMAN STRATEGIC TOTAL RETURN FUND
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 63.2% (Continued)	Par Value	Value
U.S. Treasury Inflation-Protection Notes - 34.8%
2.375%, due 04/15/2011	$81,376,500	$83,894,126
2.00%, due 04/15/2012	26,532,750	27,527,728
2.00%, due 07/15/2014	28,563,250	29,723,632
2.00%, due 01/15/2016	54,253,500	56,355,823
2.50%, due 07/15/2016	26,660,250	28,609,781
2.625%, due 07/15/2017	77,933,250	84,703,701
2.375%, due 01/15/2025	57,126,500	60,018,529
2.375%, due 01/15/2027	16,018,800	16,869,799
2.50%, due 01/15/2029	40,123,600	43,220,660
		430,923,779

U.S. Treasury Notes - 22.2%
3.00%, due 08/31/2016	75,000,000	75,468,825
2.75%, due 02/15/2019	50,000,000	47,730,500
3.125%, due 05/15/2019	50,000,000	49,214,850
3.625%, due 08/15/2019	100,000,000	102,671,900
		275,086,075

Total U.S. Treasury Obligations (Cost $747,172,006)		$782,673,954

EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
CurrencyShares British Pound Sterling Trust	100,000	$15,946,000
CurrencyShares Euro Trust	100,000	14,623,000
CurrencyShares Japanese Yen Trust (a)	100,000	11,068,000
SPDR DB International Government Inflation-Protected Bond ETF	160,000	8,993,600
Total Exchange-Traded Funds (Cost $45,424,013)		$50,630,600

Total Investments at Value - 71.7% (Cost $845,565,923)		$888,153,384

HUSSMAN STRATEGIC TOTAL RETURN FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 27.7%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	136,941,183	$136,941,183
First American Treasury Obligations Fund - Class Y, 0.00% (b)	206,131,242	206,131,242
Total Money Market Funds (Cost $343,072,425)		$343,072,425

Total Investments and Money Market Funds at Value - 99.4% (Cost $1,188,638,348)		$1,231,225,809

Other Assets in Excess of Liabilities - 0.6%		7,285,861

Net Assets - 100.0%		$1,238,511,670

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to schedules of investments.

Hussman Investment Trust
Notes to Schedules of Investments
September 30, 2009 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund and Hussman Total Return Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by the Adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2009, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.  The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less may be determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, the options contracts purchased and written by Hussman Strategic Growth Fund are classified as Level 2 since the options are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value, pursuant to procedures approved by the Board of Trustees.  U.S. Government Agency and Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Hussman Investment Trust
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

Hussman Strategic Growth Fund	Investments in Securities	Other Financial Instruments

Level 1 - Quoted Prices	$6,070,746,795	$-
Level 2 - Other Significant Observable Inputs	73,089,000	(1,030,645,000)
Level 3 - Significant Unobservable Inputs	-	-

Total	$6,143,835,795	$(1,030,645,000)

Hussman Strategic Total Return Fund		Investments in Securities

Level 1 - Quoted Prices		$448,551,855
Level 2 - Other Significant Observable Inputs		782,673,954
Level 3 - Significant Unobservable Inputs		-
Total		$1,231,225,809

The following is a summary of inputs used to value each Fund’s investments as of September 30, 2009 by security type, as required GAAP:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,250,554,464	$-	$-	$5,250,554,464
Put Option Contracts	-	73,089,000	-	73,089,000
Money Market Funds	820,192,331	-	-	820,192,331
Written Call Option Contracts	-	(1,030,645,000)	-	(1,030,645,000)
Total	$6,070,746,795	$(957,556,000)	$-	$5,113,190,795

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$54,848,830	$-	$-	$54,848,830
U.S. Treasury Obligations	-	782,673,954	-	782,673,954
Exchange-Traded Funds	50,630,600	-	-	50,630,600
Money Market Funds	343,072,425	-	-	343,072,425
Total	$448,551,855	$782,673,954	$-	$1,231,225,809

Refer to each respective Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type, as required by GAAP.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Hussman Investment Trust
Notes to Schedules of Investments (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2009:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund

Cost of portfolio investments and option contracts	$4,400,787,373	$1,188,630,568

Gross unrealized appreciation	$1,051,262,665	$47,943,728
Gross unrealized depreciation	(338,859,243)	(5,348,487)

Net unrealized appreciation	$712,403,422	$42,595,241

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and differing treatments of realized and unrealized gains and losses on exchange-traded funds taxed as grantor trusts.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date          November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date          November 13, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date  _      November 13, 2009

* Print the name and title of each signing officer under his or her signature.